PGIM Jennison Global Infrastructure Fund
Schedule of Investments as of January 31, 2024 (unaudited)
Description	Shares	Value
Long-Term Investments 98.0%
Common Stocks 97.9%
Australia 2.6%
Transurban Group, UTS	103,445	$908,789
Canada 3.3%
Canadian Pacific Kansas City Ltd.	7,815	628,885
Enbridge, Inc.	14,670	520,916
		1,149,801
France 7.1%
Eiffage SA	3,598	376,459
Engie SA	20,615	329,273
Getlink SE	13,411	231,086
Vinci SA	12,314	1,555,533
		2,492,351
Germany 4.0%
E.ON SE	27,675	374,423
Fraport AG Frankfurt Airport Services Worldwide*	7,470	438,429
RWE AG	16,062	593,100
		1,405,952
India 1.0%
Power Grid Corp. of India Ltd.	59,038	184,396
ReNew Energy Global PLC (Class A Stock)*	25,762	174,409
		358,805
Italy 5.2%
Enav SpA, 144A	87,350	323,276
Enel SpA	98,799	674,143
Infrastrutture Wireless Italiane SpA, 144A	34,600	418,384
Terna - Rete Elettrica Nazionale	48,116	405,716
		1,821,519
Japan 1.1%
West Japan Railway Co.	9,381	390,714
Mexico 0.9%
Grupo Aeroportuario del Pacifico SAB de CV (Class B Stock)	20,827	324,297

PGIM Jennison Global Infrastructure Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
New Zealand 1.1%
Auckland International Airport Ltd.	71,938	$370,496
Spain 11.1%
Aena SME SA, 144A	8,964	1,585,795
Cellnex Telecom SA, 144A	9,492	365,227
EDP Renovaveis SA	19,757	319,930
Iberdrola SA	43,840	527,876
Sacyr SA	332,206	1,095,200
		3,894,028
Thailand 0.5%
Airports of Thailand PCL	91,746	154,487
United Kingdom 6.8%
Centrica PLC	100,475	175,836
Drax Group PLC	114,165	735,320
National Grid PLC	67,038	892,886
SSE PLC	26,506	564,524
		2,368,566
United States 53.2%
American Tower Corp., REIT	4,114	804,904
CenterPoint Energy, Inc.	36,174	1,010,702
Cheniere Energy, Inc.	6,544	1,073,151
CMS Energy Corp.	12,718	726,961
Constellation Energy Corp.	7,774	948,428
CSX Corp.	22,704	810,533
Digital Realty Trust, Inc., REIT	3,989	560,295
Duke Energy Corp.	3,751	359,458
Equinix, Inc., REIT	672	557,605
Ferrovial SE	45,356	1,729,662
NextEra Energy, Inc.	23,660	1,387,186
NiSource, Inc.	34,184	887,758
Norfolk Southern Corp.	1,634	384,382
PG&E Corp.	67,730	1,142,605
Plains GP Holdings LP (Class A Stock)*	23,680	383,142
Sempra	19,283	1,379,892
Southern Co. (The)	19,986	1,389,427
Targa Resources Corp.	7,732	656,911
Union Pacific Corp.	3,143	766,672
Vistra Corp.	15,200	623,656

PGIM Jennison Global Infrastructure Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
United States (cont’d.)
Waste Connections, Inc.	2,962	$459,880
Williams Cos., Inc. (The)	15,688	543,746
		18,586,956

Total Common Stocks (cost $28,483,888)		34,226,761

	Units
Rights* 0.1%
Spain
Sacyr SA^ (cost $22,585)	332,206	22,151

Total Long-Term Investments (cost $28,506,473)		34,248,912

	Shares
Short-Term Investment 0.6%
Affiliated Mutual Fund
PGIM Core Government Money Market Fund (7-day effective yield 5.560%) (cost $210,152)(wb)	210,152	210,152

TOTAL INVESTMENTS 98.6% (cost $28,716,625)		34,459,064
Other assets in excess of liabilities 1.4%		495,144

Net Assets 100.0%		$34,954,208

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
LP—Limited Partnership
REITs—Real Estate Investment Trust
UTS—Unit Trust Security

*	Non-income producing security.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $22,151 and 0.1% of net assets.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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